Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,009,185